UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21787

Name of Fund: Enhanced S&P 500(R) Covered Call Fund Inc. (BEO)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Enhanced S&P 500(R) Covered Call Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.2%                                  7,649   Boeing Co.                                         $    568,856
                                                            4,023   General Dynamics Corp.                                  335,398
                                                            1,251   Goodrich Corp.                                           71,945
                                                            7,445   Honeywell International, Inc.                           420,047
                                                            1,224   L-3 Communications Holdings, Inc.                       133,832
                                                            3,429   Lockheed Martin Corp.                                   340,500
                                                            3,380   Northrop Grumman Corp.                                  262,998
                                                            1,390   Precision Castparts Corp.                               141,891
                                                            4,265   Raytheon Co.                                            275,562
                                                            1,624   Rockwell Collins, Inc.                                   92,812
                                                            9,816   United Technologies Corp.                               675,537
                                                                                                                       ------------
                                                                                                                          3,319,378
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.8%                              1,714   C.H. Robinson Worldwide, Inc.                            93,242
                                                            2,132   Expeditors International Washington, Inc.                96,324
                                                            3,095   FedEx Corp.                                             286,814
                                                           10,345   United Parcel Service, Inc. Class B                     755,392
                                                                                                                       ------------
                                                                                                                          1,231,772
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                             7,358   Southwest Airlines Co.                                   91,239
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                                      2,402   The Goodyear Tire & Rubber Co. (a)                       61,972
                                                            5,938   Johnson Controls, Inc.                                  200,704
                                                                                                                       ------------
                                                                                                                            262,676
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                                         22,073   Ford Motor Co. (a)                                      126,258
                                                            5,661   General Motors Corp.                                    107,842
                                                            2,385   Harley-Davidson, Inc.                                    89,438
                                                                                                                       ------------
                                                                                                                            323,538
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.0%                                            7,152   Anheuser-Busch Cos., Inc.                               339,362
                                                              844   Brown-Forman Corp. Class B                               55,890
                                                           19,989   The Coca-Cola Co.                                     1,216,730
                                                            2,876   Coca-Cola Enterprises, Inc.                              69,599
                                                            1,941   Constellation Brands, Inc. Class A (a)                   34,297
                                                            1,376   Molson Coors Brewing Co. Class B                         72,336
                                                            1,372   Pepsi Bottling Group, Inc.                               46,525
                                                           16,020   PepsiCo, Inc.                                         1,156,644
                                                                                                                       ------------
                                                                                                                          2,991,383
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.0%                                       10,878   Amgen, Inc. (a)                                         454,483
                                                            2,978   Biogen Idec, Inc. (a)                                   183,713
                                                            4,351   Celgene Corp. (a)                                       266,673
                                                            2,677   Genzyme Corp. (a)                                       199,544
                                                            9,290   Gilead Sciences, Inc. (a)                               478,714
                                                                                                                       ------------
                                                                                                                          1,583,127
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                                    3,647   Masco Corp.                                              72,320
                                                            1,738   Trane, Inc.                                              79,774
                                                                                                                       ------------
                                                                                                                            152,094
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.3%                                      1,951   American Capital Strategies Ltd.                         66,646
                                                            2,270   Ameriprise Financial, Inc.                              117,699
                                                           11,415   The Bank of New York Mellon Corp.                       476,348

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            1,181   The Bear Stearns Cos., Inc.                        $     12,389
                                                            9,390   The Charles Schwab Corp.                                176,814
                                                            4,620   E*Trade Financial Corp. (a)                              17,833
                                                              865   Federated Investors, Inc. Class B                        33,873
                                                            1,573   Franklin Resources, Inc.                                152,565
                                                            3,951   The Goldman Sachs Group, Inc.                           653,456
                                                            1,477   Janus Capital Group, Inc.                                34,370
                                                            1,348   Legg Mason, Inc.                                         75,461
                                                            5,307   Lehman Brothers Holdings, Inc.                          199,755
                                                            9,717   Merrill Lynch & Co., Inc. (b)                           395,871
                                                           11,047   Morgan Stanley                                          504,848
                                                            1,920   Northern Trust Corp.                                    127,622
                                                            3,875   State Street Corp.                                      306,125
                                                            2,638   T. Rowe Price Group, Inc.                               131,900
                                                                                                                       ------------
                                                                                                                          3,483,575
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%                                            2,145   Air Products & Chemicals, Inc.                          197,340
                                                              560   Ashland, Inc.                                            26,488
                                                            9,397   The Dow Chemical Co.                                    346,279
                                                            8,995   E.I. du Pont de Nemours & Co.                           420,606
                                                              798   Eastman Chemical Co.                                     49,835
                                                            1,755   Ecolab, Inc.                                             76,220
                                                            1,135   Hercules, Inc.                                           20,759
                                                              810   International Flavors & Fragrances, Inc.                 35,681
                                                            5,481   Monsanto Co.                                            611,132
                                                            1,638   PPG Industries, Inc.                                     99,115
                                                            3,133   Praxair, Inc.                                           263,893
                                                            1,254   Rohm & Haas Co.                                          67,816
                                                            1,292   Sigma-Aldrich Corp.                                      77,068
                                                                                                                       ------------
                                                                                                                          2,292,232
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.2%                                     5,463   BB&T Corp.                                              175,144
                                                            1,505   Comerica, Inc.                                           52,795
                                                            5,329   Fifth Third Bancorp                                     111,483
                                                            1,264   First Horizon National Corp.                             17,709
                                                            3,663   Huntington Bancshares, Inc.                              39,377
                                                            3,988   KeyCorp                                                  87,537
                                                              770   M&T Bank Corp.                                           61,970
                                                            2,618   Marshall & Ilsley Corp.                                  60,738
                                                            6,340   National City Corp.                                      63,083
                                                            3,408   The PNC Financial Services Group, Inc.                  223,463
                                                            6,937   Regions Financial Corp.                                 137,006
                                                            3,509   SunTrust Banks, Inc.                                    193,486
                                                           17,300   U.S. Bancorp                                            559,828
                                                           19,822   Wachovia Corp.                                          535,194
                                                           32,972   Wells Fargo & Co.                                       959,485
                                                            1,073   Zions Bancorporation                                     48,875
                                                                                                                       ------------
                                                                                                                          3,327,173
-----------------------------------------------------------------------------------------------------------------------------------

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services                                         3,372   Allied Waste Industries, Inc. (a)                  $     36,451
& Supplies - 0.4%                                           1,065   Avery Dennison Corp.                                     52,451
                                                            1,306   Cintas Corp.                                             37,273
                                                            1,297   Equifax, Inc.                                            44,721
                                                            1,255   Monster Worldwide, Inc. (a)                              30,384
                                                            2,111   Pitney Bowes, Inc.                                       73,927
                                                            2,149   R.R. Donnelley & Sons Co.                                65,136
                                                            1,588   Robert Half International, Inc.                          40,875
                                                            4,954   Waste Management, Inc.                                  166,256
                                                                                                                       ------------
                                                                                                                            547,474
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.9%                               871   Ciena Corp. (a)                                          26,853
                                                           59,617   Cisco Systems, Inc. (a)                               1,436,173
                                                           15,746   Corning, Inc.                                           378,534
                                                            2,249   JDS Uniphase Corp. (a)                                   30,114
                                                            5,236   Juniper Networks, Inc. (a)                              130,900
                                                           22,551   Motorola, Inc.                                          209,724
                                                           16,125   QUALCOMM, Inc.                                          661,125
                                                            4,138   Tellabs, Inc. (a)                                        22,552
                                                                                                                       ------------
                                                                                                                          2,895,975
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.3%                              8,790   Apple, Inc. (a)                                       1,261,365
                                                           22,413   Dell, Inc. (a)                                          446,467
                                                           21,008   EMC Corp. (a)                                           301,255
                                                           24,656   Hewlett-Packard Co.                                   1,125,793
                                                           13,845   International Business Machines Corp.                 1,594,113
                                                              950   Lexmark International, Inc. Class A (a)                  29,184
                                                            3,436   NetApp, Inc. (a)                                         68,892
                                                            1,343   QLogic Corp. (a)                                         20,615
                                                            2,291   SanDisk Corp. (a)                                        51,708
                                                            7,929   Sun Microsystems, Inc. (a)                              123,137
                                                            1,798   Teradata Corp. (a)                                       39,664
                                                                                                                       ------------
                                                                                                                          5,062,193
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%                             886   Fluor Corp.                                             125,068
                                                            1,214   Jacobs Engineering Group, Inc. (a)                       89,338
                                                                                                                       ------------
                                                                                                                            214,406
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                               1,084   Vulcan Materials Co.                                     71,978
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.6%                                    11,562   American Express Co.                                    505,491
                                                            3,730   Capital One Financial Corp.                             183,591
                                                            4,792   Discover Financial Services, Inc.                        78,445
                                                            4,666   SLM Corp. (a)                                            71,623
                                                                                                                       ------------
                                                                                                                            839,150
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                                 976   Ball Corp.                                               44,837
                                                              999   Bemis Co.                                                25,404
                                                            1,304   Pactiv Corp. (a)                                         34,178
                                                            1,616   Sealed Air Corp.                                         40,804
                                                                                                                       ------------
                                                                                                                            145,223
-----------------------------------------------------------------------------------------------------------------------------------

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                                         1,653   Genuine Parts Co.                                  $     66,484
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer                                        1,374   Apollo Group, Inc. Class A (a)                           59,357
Services - 0.1%                                             3,254   H&R Block, Inc.                                          67,553
                                                                                                                       ------------
                                                                                                                            126,910
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                                      44,428   Bank of America Corp.                                 1,684,265
Services - 3.2%                                             1,913   CIT Group, Inc.                                          22,669
                                                              533   CME Group, Inc.                                         250,030
                                                           52,070   Citigroup, Inc.                                       1,115,339
                                                              701   IntercontinentalExchange, Inc. (a)                       91,481
                                                           33,970   JPMorgan Chase & Co.                                  1,459,012
                                                            1,692   Leucadia National Corp.                                  76,512
                                                            2,057   Moody's Corp.                                            71,645
                                                            2,650   NYSE Euronext                                           163,532
                                                                                                                       ------------
                                                                                                                          4,934,485
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                              60,365   AT&T Inc.                                             2,311,979
Services - 2.4%                                             1,067   CenturyTel, Inc.                                         35,467
                                                            3,278   Citizens Communications Co.                              34,386
                                                            1,534   Embarq Corp.                                             61,513
                                                           15,377   Qwest Communications International Inc.                  69,658
                                                           28,713   Verizon Communications, Inc.                          1,046,589
                                                            4,540   Windstream Corp.                                         54,253
                                                                                                                       ------------
                                                                                                                          3,613,845
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.6%                                   1,672   Allegheny Energy, Inc.                                   84,436
                                                            4,005   American Electric Power Co., Inc.                       166,728
                                                           12,630   Duke Energy Corp.                                       225,445
                                                            3,259   Edison International                                    159,756
                                                            1,912   Entergy Corp.                                           208,561
                                                            6,613   Exelon Corp.                                            537,438
                                                            4,074   FPL Group, Inc.                                         255,603
                                                            3,049   FirstEnergy Corp.                                       209,222
                                                            3,734   PPL Corp.                                               171,465
                                                            2,011   Pepco Holdings, Inc.                                     49,712
                                                            1,005   Pinnacle West Capital Corp.                              35,255
                                                            2,601   Progress Energy, Inc.                                   108,462
                                                            7,648   The Southern Co.                                        272,345
                                                                                                                       ------------
                                                                                                                          2,484,428
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                                 1,763   Cooper Industries Ltd. Class A                           70,784
                                                            7,873   Emerson Electric Co.                                    405,145
                                                            1,483   Rockwell Automation, Inc.                                85,154
                                                                                                                       ------------
                                                                                                                            561,083
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment                                        3,651   Agilent Technologies, Inc. (a)                          108,909
& Instruments - 0.2%                                        2,081   Jabil Circuit, Inc.                                      19,686
                                                            1,407   Molex, Inc.                                              32,586
                                                            4,875   Tyco Electronics Ltd.                                   167,310
                                                                                                                       ------------
                                                                                                                            328,491
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment                                            2,930   BJ Services Co.                                          83,534
& Services - 2.1%                                           3,094   Baker Hughes, Inc.                                      211,939

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            2,183   Cameron International Corp. (a)                    $     90,900
                                                            1,439   ENSCO International, Inc.                                90,110
                                                            8,803   Halliburton Co.                                         346,222
                                                            2,807   Nabors Industries Ltd. (a)                               94,792
                                                            3,570   National Oilwell Varco, Inc. (a)                        208,417
                                                            2,687   Noble Corp.                                             133,463
                                                            1,113   Rowan Cos., Inc.                                         45,833
                                                           11,979   Schlumberger Ltd.                                     1,042,173
                                                            2,008   Smith International, Inc.                               128,974
                                                            3,178   Transocean, Inc.                                        429,666
                                                            3,393   Weatherford International Ltd. (a)                      245,891
                                                                                                                       ------------
                                                                                                                          3,151,914
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.0%                            14,321   CVS Caremark Corp.                                      580,144
                                                            4,348   Costco Wholesale Corp.                                  282,489
                                                            6,728   The Kroger Co.                                          170,891
                                                            2,115   SUPERVALU, Inc.                                          63,408
                                                            6,037   SYSCO Corp.                                             175,194
                                                            4,403   Safeway, Inc.                                           129,228
                                                           23,631   Wal-Mart Stores, Inc.                                 1,244,881
                                                            9,915   Walgreen Co.                                            377,662
                                                            1,395   Whole Foods Market, Inc.                                 45,993
                                                                                                                       ------------
                                                                                                                          3,069,890
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.2%                                        6,437   Archer-Daniels-Midland Co.                              264,947
                                                            2,202   Campbell Soup Co.                                        74,758
                                                            4,876   ConAgra Foods, Inc.                                     116,780
                                                            1,514   Dean Foods Co.                                           30,416
                                                            3,368   General Mills, Inc.                                     201,676
                                                            3,149   H.J. Heinz Co.                                          147,909
                                                            1,682   The Hershey Co.                                          63,361
                                                            2,606   Kellogg Co.                                             136,971
                                                           15,335   Kraft Foods, Inc.                                       475,538
                                                            1,280   McCormick & Co., Inc.                                    47,322
                                                            7,123   Sara Lee Corp.                                           99,580
                                                            2,738   Tyson Foods, Inc. Class A                                43,671
                                                            2,164   Wm. Wrigley Jr. Co.                                     135,986
                                                                                                                       ------------
                                                                                                                          1,838,915
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                                          448   Nicor, Inc.                                              15,012
                                                            1,728   Questar Corp.                                            97,736
                                                                                                                       ------------
                                                                                                                            112,748
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                                       6,345   Baxter International, Inc.                              366,868
& Supplies - 1.5%                                           2,441   Becton Dickinson & Co.                                  209,560
                                                           13,433   Boston Scientific Corp. (a)                             172,883
                                                            1,003   C.R. Bard, Inc.                                          96,689
                                                            4,988   Covidien Ltd.                                           220,719
                                                            1,587   Hospira, Inc. (a)                                        67,876
                                                           11,234   Medtronic, Inc.                                         543,389
                                                            3,441   St. Jude Medical, Inc. (a)                              148,617

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            2,385   Stryker Corp.                                      $    155,144
                                                            1,257   Varian Medical Systems, Inc. (a)                         58,878
                                                            2,331   Zimmer Holdings, Inc. (a)                               181,492
                                                                                                                       ------------
                                                                                                                          2,222,115
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                                       4,967   Aetna, Inc.                                             209,061
& Services - 1.4%                                           1,626   AmerisourceBergen Corp.                                  66,633
                                                            3,566   Cardinal Health, Inc.                                   187,251
                                                            2,801   Cigna Corp.                                             113,636
                                                            1,547   Coventry Health Care, Inc. (a)                           62,421
                                                            2,528   Express Scripts, Inc. (a)                               162,601
                                                            1,702   Humana, Inc. (a)                                         76,352
                                                            1,105   Laboratory Corp. of America Holdings (a)                 81,416
                                                            2,894   McKesson Corp.                                          151,559
                                                            5,240   Medco Health Solutions, Inc. (a)                        229,460
                                                            1,294   Patterson Cos., Inc. (a)                                 46,972
                                                            1,573   Quest Diagnostics, Inc.                                  71,210
                                                            4,745   Tenet Healthcare Corp. (a)                               26,857
                                                           12,515   UnitedHealth Group, Inc.                                430,015
                                                            5,420   WellPoint, Inc. (a)                                     239,185
                                                                                                                       ------------
                                                                                                                          2,154,629
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%                               1,834   IMS Health, Inc.                                         38,532
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants                                         4,366   Carnival Corp.                                          176,736
& Leisure - 1.0%                                            1,433   Darden Restaurants, Inc.                                 46,644
                                                            3,128   International Game Technology                           125,777
                                                            3,010   Marriott International, Inc. Class A                    103,424
                                                           11,518   McDonald's Corp.                                        642,359
                                                            7,305   Starbucks Corp. (a)                                     127,838
                                                            1,883   Starwood Hotels & Resorts Worldwide, Inc.                97,445
                                                              874   Wendy's International, Inc.                              20,154
                                                            1,766   Wyndham Worldwide Corp.                                  36,521
                                                            4,756   Yum! Brands, Inc.                                       176,971
                                                                                                                       ------------
                                                                                                                          1,553,869
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.4%                                     609   Black & Decker Corp.                                     40,255
                                                            1,224   Centex Corp.                                             29,633
                                                            2,740   D.R. Horton, Inc.                                        43,155
                                                            1,541   Fortune Brands, Inc.                                    107,100
                                                              601   Harman International Industries, Inc.                    26,168
                                                              770   KB Home                                                  19,042
                                                            1,676   Leggett & Platt, Inc.                                    25,559
                                                            1,391   Lennar Corp. Class A                                     26,165
                                                            2,767   Newell Rubbermaid, Inc.                                  63,281
                                                            2,138   Pulte Homes, Inc.                                        31,108
                                                              577   Snap-On, Inc.                                            29,340
                                                              783   The Stanley Works                                        37,286
                                                              756   Whirlpool Corp.                                          65,606
                                                                                                                       ------------
                                                                                                                            543,698
-----------------------------------------------------------------------------------------------------------------------------------

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.9%                                   1,389   Clorox Co.                                         $     78,673
                                                            5,099   Colgate-Palmolive Co.                                   397,263
                                                            4,203   Kimberly-Clark Corp.                                    271,304
                                                           30,779   The Procter & Gamble Co.                              2,156,685
                                                                                                                       ------------
                                                                                                                          2,903,925
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.7%                                            960   Affiliated Computer Services, Inc. Class A (a)           48,106
                                                            5,228   Automatic Data Processing, Inc.                         221,615
                                                            2,885   Cognizant Technology Solutions Corp. (a)                 83,174
                                                            1,637   Computer Sciences Corp. (a)                              66,773
                                                            1,268   Convergys Corp. (a)                                      19,096
                                                            5,094   Electronic Data Systems Corp.                            84,815
                                                            1,712   Fidelity National Information Services, Inc.             65,296
                                                            1,644   Fiserv, Inc. (a)                                         79,060
                                                            3,237   Paychex, Inc.                                           110,900
                                                            1,989   Total System Services, Inc.                              47,060
                                                            3,535   Unisys Corp. (a)                                         15,660
                                                            7,497   The Western Union Co.                                   159,461
                                                                                                                       ------------
                                                                                                                          1,001,016
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers                                 6,693   The AES Corp. (a)                                       111,572
& Energy Traders - 0.2%                                     1,779   Constellation Energy Group, Inc.                        157,032
                                                            4,959   Dynegy, Inc. Class A (a)                                 39,126
                                                                                                                       ------------
                                                                                                                            307,730
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.0%                             7,077   3M Co.                                                  560,145
                                                           99,869   General Electric Co.                                  3,696,152
                                                            2,487   Textron, Inc.                                           137,830
                                                            4,850   Tyco International Ltd.                                 213,642
                                                                                                                       ------------
                                                                                                                          4,607,769
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.0%                                            3,299   ACE Ltd.                                                181,643
                                                            2,869   AMBAC Financial Group, Inc.                              16,497
                                                            3,056   AON Corp.                                               122,851
                                                            4,748   Aflac, Inc.                                             308,383
                                                            5,605   The Allstate Corp.                                      269,376
                                                           25,226   American International Group, Inc.                    1,091,024
                                                              957   Assurant, Inc.                                           58,243
                                                            3,703   Chubb Corp.                                             183,224
                                                            1,655   Cincinnati Financial Corp.                               62,956
                                                            4,327   Genworth Financial, Inc. Class A                         97,963
                                                            3,140   Hartford Financial Services Group, Inc.                 237,918
                                                            2,646   Lincoln National Corp.                                  137,592
                                                            4,397   Loews Corp.                                             176,847
                                                            2,102   MBIA, Inc.                                               25,686
                                                            5,211   Marsh & McLennan Cos., Inc.                             126,888
                                                            7,093   MetLife, Inc.                                           427,424
                                                            2,584   Principal Financial Group, Inc.                         143,980
                                                            6,785   The Progressive Corp.                                   109,035
                                                            4,461   Prudential Financial, Inc.                              349,073
                                                              898   Safeco Corp.                                             39,404

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              910   Torchmark Corp.                                    $     54,700
                                                            6,204   The Travelers Cos., Inc.                                296,861
                                                            3,470   UnumProvident Corp.                                      76,375
                                                            1,779   XL Capital Ltd. Class A                                  52,569
                                                                                                                       ------------
                                                                                                                          4,646,512
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%                            3,085   Amazon.com, Inc. (a)                                    219,960
                                                            2,085   Expedia, Inc. (a)                                        45,641
                                                            1,807   IAC/InterActiveCorp (a)                                  37,513
                                                                                                                       ------------
                                                                                                                            303,114
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.2%                         1,671   Akamai Technologies, Inc. (a)                            47,055
                                                           11,156   eBay, Inc. (a)                                          332,895
                                                            2,319   Google, Inc. Class A (a)                              1,021,450
                                                            2,134   VeriSign, Inc. (a)                                       70,934
                                                           13,373   Yahoo! Inc. (a)                                         386,881
                                                                                                                       ------------
                                                                                                                          1,859,215
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment                                             874   Brunswick Corp.                                          13,958
& Products - 0.1%                                           2,882   Eastman Kodak Co.                                        50,925
                                                            1,426   Hasbro, Inc.                                             39,785
                                                            3,614   Mattel, Inc.                                             71,919
                                                                                                                       ------------
                                                                                                                            176,587
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools                                         1,671   Applera Corp. - Applied Biosystems Group                 54,909
& Services - 0.3%                                             550   Millipore Corp. (a)                                      37,076
                                                            1,178   PerkinElmer, Inc.                                        28,567
                                                            4,187   Thermo Fisher Scientific, Inc. (a)                      237,989
                                                              998   Waters Corp. (a)                                         55,589
                                                                                                                       ------------
                                                                                                                            414,130
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.4%                                            6,241   Caterpillar, Inc.                                       488,608
                                                            2,022   Cummins, Inc.                                            94,670
                                                            2,547   Danaher Corp.                                           193,648
                                                            4,361   Deere & Co.                                             350,799
                                                            1,919   Dover Corp.                                              80,176
                                                            1,465   Eaton Corp.                                             116,717
                                                            1,816   ITT Corp.                                                94,087
                                                            4,005   Illinois Tool Works, Inc.                               193,161
                                                            2,727   Ingersoll-Rand Co. Class A                              121,570
                                                            1,299   Manitowoc Co.                                            52,999
                                                            3,667   PACCAR, Inc.                                            165,015
                                                            1,226   Pall Corp.                                               42,996
                                                            1,685   Parker Hannifin Corp.                                   116,720
                                                            1,019   Terex Corp. (a)                                          63,688
                                                                                                                       ------------
                                                                                                                          2,174,854
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.2%                                                6,806   CBS Corp. Class B                                       150,276
                                                            4,979   Clear Channel Communications, Inc.                      145,486
                                                           30,114   Comcast Corp. Class A                                   582,405
                                                            7,126   The DIRECTV Group, Inc. (a)                             176,654
                                                              895   The E.W. Scripps Co. Class A                             37,599
                                                            2,298   Gannett Co., Inc.                                        66,757

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            4,712   Interpublic Group of Cos., Inc. (a)                $     39,628
                                                            3,228   The McGraw-Hill Cos., Inc.                              119,275
                                                              377   Meredith Corp.                                           14,420
                                                            1,438   The New York Times Co. Class A                           27,149
                                                           23,011   News Corp. Class A                                      431,456
                                                            3,206   Omnicom Group Inc.                                      141,641
                                                           35,768   Time Warner, Inc.                                       501,467
                                                            6,410   Viacom, Inc. Class B (a)                                253,964
                                                           18,832   Walt Disney Co.                                         590,948
                                                               58   The Washington Post Co. Class B                          38,367
                                                                                                                       ------------
                                                                                                                          3,317,492
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%                                      8,145   Alcoa, Inc.                                             293,709
                                                            1,010   Allegheny Technologies, Inc.                             72,074
                                                            3,828   Freeport-McMoRan Copper & Gold, Inc. Class B            368,330
                                                            4,533   Newmont Mining Corp.                                    205,345
                                                            2,881   Nucor Corp.                                             195,159
                                                              989   Titanium Metals Corp.                                    14,884
                                                            1,174   United States Steel Corp.                               148,945
                                                                                                                       ------------
                                                                                                                          1,298,446
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.8%                                      2,088   Ameren Corp.                                             91,955
                                                            2,252   CMS Energy Corp.                                         30,492
                                                            3,274   CenterPoint Energy, Inc.                                 46,720
                                                            2,722   Consolidated Edison, Inc.                               108,063
                                                            1,632   DTE Energy Co.                                           63,468
                                                            5,749   Dominion Resources, Inc.                                234,789
                                                              764   Integrys Energy Group, Inc.                              35,633
                                                            2,742   NiSource, Inc.                                           47,272
                                                            3,558   PG&E Corp.                                              131,006
                                                            5,085   Public Service Enterprise Group, Inc.                   204,366
                                                            2,613   Sempra Energy                                           139,221
                                                            2,109   TECO Energy, Inc.                                        33,639
                                                            4,292   Xcel Energy, Inc.                                        85,625
                                                                                                                       ------------
                                                                                                                          1,252,249
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.6%                                       904   Big Lots, Inc. (a)                                       20,159
                                                              568   Dillard's, Inc. Class A                                   9,775
                                                            1,405   Family Dollar Stores, Inc.                               27,398
                                                            2,217   J.C. Penney Co., Inc.                                    83,603
                                                            3,137   Kohl's Corp. (a)                                        134,546
                                                            4,330   Macy's, Inc.                                             99,850
                                                            1,790   Nordstrom, Inc.                                          58,354
                                                              730   Sears Holdings Corp. (a)                                 74,526
                                                            8,188   Target Corp.                                            414,968
                                                                                                                       ------------
                                                                                                                            923,179
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                                   9,177   Xerox Corp.                                             137,380
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 7.9%                          4,681   Anadarko Petroleum Corp.                                295,043
                                                            3,330   Apache Corp.                                            402,331

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            4,575   Chesapeake Energy Corp.                            $    211,136
                                                           20,769   Chevron Corp.                                         1,772,842
                                                           15,617   ConocoPhillips                                        1,190,171
                                                            1,825   Consol Energy, Inc.                                     126,272
                                                            4,444   Devon Energy Corp.                                      463,642
                                                            2,470   EOG Resources, Inc.                                     296,400
                                                            7,009   El Paso Corp.                                           116,630
                                                           53,507   Exxon Mobil Corp.                                     4,525,622
                                                            2,790   Hess Corp.                                              246,022
                                                            7,091   Marathon Oil Corp.                                      323,350
                                                            1,898   Murphy Oil Corp.                                        155,902
                                                            1,719   Noble Energy, Inc.                                      125,143
                                                            8,227   Occidental Petroleum Corp.                              601,970
                                                            2,710   Peabody Energy Corp.                                    138,210
                                                            1,499   Range Resources Corp.                                    95,112
                                                            6,326   Spectra Energy Corp.                                    143,917
                                                            1,176   Sunoco, Inc.                                             61,705
                                                            1,376   Tesoro Corp.                                             41,280
                                                            5,347   Valero Energy Corp.                                     262,591
                                                            5,851   Williams Cos., Inc.                                     192,966
                                                            5,104   XTO Energy, Inc.                                        315,733
                                                                                                                       ------------
                                                                                                                         12,103,990
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%                              4,278   International Paper Co.                                 116,362
                                                            1,739   MeadWestvaco Corp.                                       47,336
                                                            2,096   Weyerhaeuser Co.                                        136,324
                                                                                                                       ------------
                                                                                                                            300,022
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                                    4,268   Avon Products, Inc.                                     168,757
                                                            1,141   The Estee Lauder Cos., Inc. Class A                      52,315
                                                                                                                       ------------
                                                                                                                            221,072
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.7%                                     15,459   Abbott Laboratories                                     852,564
                                                            3,060   Allergan, Inc.                                          172,553
                                                            1,079   Barr Pharmaceuticals, Inc. (a)                           52,126
                                                           19,796   Bristol-Myers Squibb Co.                                421,655
                                                            9,893   Eli Lilly & Co.                                         510,380
                                                            3,114   Forest Laboratories, Inc. (a)                           124,591
                                                           28,329   Johnson & Johnson                                     1,837,702
                                                            2,461   King Pharmaceuticals, Inc. (a)                           21,411
                                                           21,656   Merck & Co., Inc.                                       821,845
                                                            3,044   Mylan, Inc.                                              35,310
                                                           67,618   Pfizer, Inc.                                          1,415,245
                                                           16,212   Schering-Plough Corp.                                   233,615
                                                            1,037   Watson Pharmaceuticals, Inc. (a)                         30,405
                                                           13,381   Wyeth                                                   558,791
                                                                                                                       ------------
                                                                                                                          7,088,193
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                                 917   Apartment Investment & Management Co. Class A            32,838
(REITs) - 0.9%                                                769   AvalonBay Communities, Inc.                              74,224
                                                            1,195   Boston Properties, Inc.                                 110,024

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            1,195   Developers Diversified Realty Corp.                $     50,047
                                                            2,693   Equity Residential                                      111,733
                                                            2,668   General Growth Properties, Inc.                         101,838
                                                            2,344   HCP, Inc.                                                79,251
                                                            5,236   Host Marriott Corp.                                      83,357
                                                            2,529   Kimco Realty Corp.                                       99,061
                                                            1,712   Plum Creek Timber Co., Inc.                              69,678
                                                            2,582   ProLogis                                                151,977
                                                            1,246   Public Storage                                          110,421
                                                            2,231   Simon Property Group, Inc.                              207,282
                                                            1,350   Vornado Realty Trust                                    116,384
                                                                                                                       ------------
                                                                                                                          1,398,115
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.0%                 1,738   CB Richard Ellis Group, Inc. (a)                         37,610
Development - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.7%                                          2,961   Burlington Northern Santa Fe Corp.                      273,063
                                                            4,034   CSX Corp.                                               226,186
                                                            3,764   Norfolk Southern Corp.                                  204,460
                                                              577   Ryder System, Inc.                                       35,145
                                                            2,609   Union Pacific Corp.                                     327,116
                                                                                                                       ------------
                                                                                                                          1,065,970
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                              6,056   Advanced Micro Devices, Inc. (a)                         35,670
Equipment - 1.9%                                            3,073   Altera Corp.                                             56,635
                                                            2,940   Analog Devices, Inc.                                     86,789
                                                           13,538   Applied Materials, Inc.                                 264,126
                                                            4,675   Broadcom Corp. Class A (a)                               90,087
                                                           57,887   Intel Corp.                                           1,226,047
                                                            1,801   KLA-Tencor Corp.                                         66,817
                                                            6,612   LSI Corp. (a)                                            32,729
                                                            2,210   Linear Technology Corp.                                  67,825
                                                            2,284   MEMC Electronic Materials, Inc. (a)                     161,936
                                                            1,888   Microchip Technology, Inc.                               61,794
                                                            7,605   Micron Technology, Inc. (a)                              45,402
                                                            2,269   National Semiconductor Corp.                             41,568
                                                            1,020   Novellus Systems, Inc. (a)                               21,471
                                                            5,556   Nvidia Corp. (a)                                        109,953
                                                            1,744   Teradyne, Inc. (a)                                       21,660
                                                           13,265   Texas Instruments, Inc.                                 375,002
                                                            2,864   Xilinx, Inc.                                             68,020
                                                                                                                       ------------
                                                                                                                          2,833,531
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.6%                                             5,690   Adobe Systems, Inc. (a)                                 202,507
                                                            2,309   Autodesk, Inc. (a)                                       72,687
                                                            1,922   BMC Software, Inc. (a)                                   62,503
                                                            3,902   CA, Inc.                                                 87,795
                                                            1,853   Citrix Systems, Inc. (a)                                 54,348
                                                            2,742   Compuware Corp. (a)                                      20,126
                                                            3,168   Electronic Arts, Inc. (a)                               158,147
                                                            3,278   Intuit, Inc. (a)                                         88,539

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           80,050   Microsoft Corp.                                    $  2,271,819
                                                            3,522   Novell, Inc. (a)                                         22,153
                                                           39,557   Oracle Corp. (a)                                        773,735
                                                            8,465   Symantec Corp. (a)                                      140,688
                                                                                                                       ------------
                                                                                                                          3,955,047
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.2%                                       862   Abercrombie & Fitch Co. Class A                          63,047
                                                            1,350   AutoNation, Inc. (a)                                     20,209
                                                              430   AutoZone, Inc. (a)                                       48,947
                                                            2,620   Bed Bath & Beyond, Inc. (a)                              77,290
                                                            3,524   Best Buy Co., Inc.                                      146,105
                                                            1,610   GameStop Corp. Class A (a)                               83,253
                                                            4,548   The Gap, Inc.                                            89,505
                                                           16,878   Home Depot, Inc.                                        472,078
                                                            3,108   Limited Brands, Inc.                                     53,147
                                                           14,628   Lowe's Cos., Inc.                                       335,566
                                                            2,730   Office Depot, Inc. (a)                                   30,167
                                                              759   OfficeMax, Inc.                                          14,527
                                                            1,311   RadioShack Corp.                                         21,304
                                                            1,019   The Sherwin-Williams Co.                                 52,010
                                                            7,011   Staples, Inc.                                           155,013
                                                            4,371   TJX Cos., Inc.                                          144,549
                                                            1,270   Tiffany & Co.                                            53,137
                                                                                                                       ------------
                                                                                                                          1,859,854
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel                                           3,520   Coach, Inc. (a)                                         106,128
& Luxury Goods - 0.3%                                         866   Jones Apparel Group, Inc.                                11,622
                                                              995   Liz Claiborne, Inc.                                      18,059
                                                            3,829   Nike, Inc. Class B                                      260,372
                                                              585   Polo Ralph Lauren Corp.                                  34,100
                                                              877   VF Corp.                                                 67,976
                                                                                                                       ------------
                                                                                                                            498,257
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.4%                           5,809   Countrywide Financial Corp.                              31,949
                                                            9,784   Fannie Mae                                              257,515
                                                            6,461   Freddie Mac                                             163,593
                                                            5,184   Hudson City Bancorp, Inc.                                91,653
                                                            1,190   MGIC Investment Corp.                                    12,531
                                                            3,614   Sovereign Bancorp, Inc.                                  33,682
                                                            8,827   Washington Mutual, Inc.                                  90,918
                                                                                                                       ------------
                                                                                                                            681,841
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.2%                                             21,086   Altria Group, Inc.                                      468,109
                                                           21,086   Philip Morris International, Inc. (a)                 1,066,530
                                                            1,711   Reynolds American, Inc.                                 101,000
                                                            1,495   UST, Inc.                                                81,507
                                                                                                                       ------------
                                                                                                                          1,717,146
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%                       671   W.W. Grainger, Inc.                                      51,258
-----------------------------------------------------------------------------------------------------------------------------------

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                                           Shares
Industry                                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                                  4,048   American Tower Corp. Class A (a)                   $    158,722
Services - 0.2%                                            28,493   Sprint Nextel Corp.                                     190,618
                                                                                                                       ------------
                                                                                                                            349,340
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks
                                                                    (Cost - $106,519,390) - 75.5%                       115,121,466
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Face
                                                           Amount   U.S. Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                                     $ 27,428,000   U.S. Treasury Notes, 4.625% due 11/30/2008           28,015,124
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total U.S. Government Obligations
                                                                    (Cost - $27,589,781) - 18.4%                         28,015,124
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 10.6%                                  16,166,892   State Street Bank & Trust Co., 1.25%
                                                                    due 4/01/2008                                        16,166,892
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Short-Term Securities
                                                                    (Cost - $16,166,892) - 10.6%                         16,166,892
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Investments Before Options Written
                                                                    (Cost - $150,276,063*) - 104.5%                     159,303,482
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Number of
                                                        Contracts   Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Index Options Written                                  1,001   S&P 500 Index, expiring April 2008
                                                                    at USD 1,316                                         (3,243,240)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Options Written
                                                                    (Premiums Received - $3,598,945) - (2.1%)            (3,243,240)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Investments, Net of Options Written
                                                                    (Cost - $146,677,118)  - 102.4%                     156,060,242

                                                                    Liabilities in Excess of Other Assets - (2.4%)       (3,646,314)
                                                                                                                       ------------
                                                                    Net Assets - 100.0%                                $152,413,928
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2008, as computed for federal income tax purposes, were as follows: computed for federal income tax purposes, were as follows:
      Aggregate cost                                              $ 152,378,475
                                                                  =============
      Gross unrealized appreciation                               $  18,617,050
      Gross unrealized depreciation                                 (11,692,043)
                                                                  -------------
      Net unrealized appreciation                                 $   6,925,007
                                                                  =============
(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------
                                                                                  Dividend
      Affiliate                   Purchase Cost    Sales Cost    Realized Gain     Income
      ------------------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.    $   56,791          --             --           $ 2,977
      ------------------------------------------------------------------------------------

o Financial futures contracts purchased as of March 31, 2008 were as follows:

      --------------------------------------------------------------------------
      Number of                      Expiration                      Unrealized
      Contracts         Issue           Date         Face Value     Depreciation
      --------------------------------------------------------------------------
      261          E-Mini S&P 500     June 2008     $ 17,382,437     $ (104,237)
      --------------------------------------------------------------------------

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

o     Total Return Swaps outstanding as of March 31, 2008 were as follows:

      ----------------------------------------------------------------------------------------------------------------
                                                                                           Notional        Unrealized
      Counterparty        Receive Total Return              Pay          Expiration         Amount        Depreciation
      ----------------------------------------------------------------------------------------------------------------
      Deutsche Bank AG    CBOE S&P 500               12-month Libor       October
                          BuyWrite Index             rate with a           2008
                          (BXM) - Total Return       negotiated spread                   $ 94,580,000    $ (4,111,037)
      HSBC Bank USA NA    CBOE S&P 500               12-month Libor       October
                          BuyWrite Index             rate with a           2008
                          (BXM) - Total Return       negotiated spread                   $ 20,000,000    $   (889,992)
      ----------------------------------------------------------------------------------------------------------------
      Total                                                                                              $ (5,001,029)
                                                                                                         =============

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. Industries are shown as a percent of net assets.

Enhanced S&P 500 Covered Call Fund Inc.

o Effective January 1, 2008, the Enhanced S&P 500 Covered Call Fund Inc. (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------
Valuation                                    Investments in      Other Financial
Inputs                                         Securities          Instruments*
--------------------------------------------------------------------------------
Level 1                                      $159,303,482          ($3,347,477)
--------------------------------------------------------------------------------
Level 2                                                 0           (5,001,029)
--------------------------------------------------------------------------------
Level 3                                                 0                    0
--------------------------------------------------------------------------------
Total                                        $159,303,482          ($8,348,506)
================================================================================
*Other financial instruments are derivative instruments such as options, futures and swaps.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Enhanced S&P 500(R) Covered Call Fund Inc.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: May 21, 2008


By: /s/ James E. Hillman
    --------------------
    James E. Hillman
    Chief Financial Officer (principal financial officer) of
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: May 21, 2008